Condensed consolidated balance sheet - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 13,507,370	$ 20,902,282
Trade and other receivables	2,707,604	1,074,325
Inventories	334,604	76,927
Other current assets	308,755	182,580
Total current assets	16,858,333	22,236,114
Non-current assets
Right-of-use assets	105,421	180,528
Property, plant and equipment	393,533	457,178
Goodwill	4,487,459
Other intangible assets	697,375
Other non-current assets		97,868
Total non-current assets	5,683,788	735,574
Total assets	22,542,121	22,971,688
Current liabilities
Trade and other payables	1,435,950	760,350
Deferred income	800,300	635
Provisions	454,930	464,770
Lease liabilities	79,976	179,626
Total current liabilities	2,771,156	1,405,381
Non-current liabilities
Provisions	106,455	8,860
Lease liabilities	33,510	24,412
Deferred tax liability	180,138
Total non-current liabilities	320,103	33,272
Total liabilities	3,091,259	1,438,653
Net assets	19,450,862	21,533,035
EQUITY
Share capital	155,139,886	153,574,974
Reserves	11,267,565	11,033,279
Accumulated losses	(146,956,589)	(143,075,218)
Total equity	$ 19,450,862	$ 21,533,035